Debt and Other Financing Arrangements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Annual aggregate long-term debt maturities - 2018	$ 500,000,000
Annual aggregate long-term debt maturities - 2019	0
Annual aggregate long-term debt maturities - 2020	20,000,000
Annual aggregate long-term debt maturities - 2021	0
Annual aggregate long-term debt maturities - 2022	601,000,000
Annual aggregate long-term debt maturities - thereafter	$ 2,640,000,000
Ratio funded debt to total capital	29.00%
Harris Steel [Member]
Debt Instrument [Line Items]
Credit facility availability	$ 7,800,000
Credit facilities, amount outstanding	0	$ 26,200,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	$ 1,500,000,000
Unsecured revolving credit facility, Expiration date	2021-04
Ratio on the limit of funded debt to capital on credit facility	60.00%
Credit facilities, amount outstanding	$ 0	0
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility availability	100,000,000
Credit facilities, amount outstanding	40,000,000	41,200,000
Letter of Credit [Member] | Nucor Trading S.A. [Member]
Debt Instrument [Line Items]
Credit facilities, amount outstanding	52,800,000	$ 18,000,000
Foreign Currency Loans [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	850,000,000
Revolving Loans For Nucor Subsidiaries [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	500,000,000
Additional Commitments at Nucor's Election in Accordance with Terms of Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability	$ 500,000,000